Major commitments and contingencies (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs	280
Approximate number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs	10
Provision for specific environmental sites [Abstract]
Balance January 1	123	152	150
Accruals and other	14	(5)	17
Payments	(18)	(24)	(15)
Balance December 31	119	123	152
Current portion, balance December 31	41	31	63
Anticipated environmental liability disbursement time frame (in years)	5
Regulatory Compliance [Abstract]
Environmental operating expenses	18	16	4
Environmental capital expenditures	10	13	11
Personal Injury And Other Claims Provision [Member] | Canada [Member]
C. Contingencies
Management's assessment of loss contingency from personal injury	Employee injuries are governed by the workers’ compensation legislation in each province whereby employees may be awarded either a lump sum or a future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. In the provinces where the Company is self-insured, costs related to employee work-related injuries are accounted for based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. A comprehensive actuarial study is generally performed at least on a triennial basis. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.
Loss Contingency Accrual [Roll Forward]
Balance January 1	209	199	200
Accruals and other	38	55	31
Payments	(37)	(45)	(32)
Balance December 31	210	209	199
Current portion, balance December 31	31	39	39
Loss Contingency Accrual Increase Canada	1
Personal Injury And Other Claims Provision [Member] | U.S. [Member]
Loss Contingency Accrual [Roll Forward]
Balance January 1	105	111	146
Accruals and other	25	28	30
Payments	(24)	(34)	(65)
Balance December 31	106	105	111
Current portion, balance December 31	14	43	45
Loss Contingency Accrual Increase US		1
Loss Contingency Accrual Reduction US	11		6